PROVISIONS AND OTHER LIABILITIES - Assumptions in Calculation of ARO (Details) - Asset retirement obligations - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Total escalated future costs	CAD 420.2	CAD 2,120.4
Discount rate, per annum	2.30%	2.30%
Inflation rate, per annum	1.50%	1.50%